Stock Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended					6 Months Ended	12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2005 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member] Vest In One Year [Member]	Dec. 31, 2007 Stock Options [Member] Vest In Two Years [Member]	Dec. 31, 2007 Stock Options [Member] Vest In Three Years [Member]	Dec. 31, 2007 Stock Options [Member] Director [Member]	Dec. 31, 2007 Stock Options [Member] Executive Officer [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member] Vest On December 31 2012 [Member]	Dec. 31, 2011 Restricted Stock [Member] Vest On December 31 2013 [Member]	Jun. 30, 2012 Restricted Stock [Member] Vest On December 31 2013 [Member]	Jun. 30, 2011 Restricted Stock [Member] Vest On December 31 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						40,000								255,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures											9,000	25,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period	0			0				28,000	3,000	3,000			0			70,000		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0			0	22,000								0				4,000		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	132,000		132,000	12,000			12,000						120,000		120,000
Stock Issued During Period, Shares, Reverse Stock Splits		261,943
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number															134,000
Allocated Share-based Compensation Expense													$ 61
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				$ 0									$ 202
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition													1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													1 year 1 month